Borrowings (Tables)	6 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Current and non-current borrowings

	December 31, 2024		June 30, 2024
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Promissory Note – EDF	—	6,397	-	5,869
Backstop agreement	-	-	-	6,953
	-	6,397	-	12,822

Embedded derivative
The embedded derivative as part of such contracts have been tabulated below:

Component	Particulars	December 31, 2024	June 30, 2024

		(In thousands of US Dollars)
Embedded derivative	Promissory Note – EDF	51	561
		51	561

Interest expense associated with effective interest rate

		Six Months Ended December 31,
		2024	2023
Interest expense by applying effective interest rate	Promissory Note – EDF	563	43
		563	43